Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Class B Common Stock [Member]		Class B Common Stock [Member] Old Glory Holding Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Old Glory Holding Co [Member]	Retained Earnings [Member]	Retained Earnings [Member] Old Glory Holding Co [Member]	Total	Old Glory Holding Co [Member]	Class A Common Stock [Member] Old Glory Holding Co [Member]	Common Stock [Member] Old Glory Holding Co [Member]	Warrant [Member] Old Glory Holding Co [Member]	AOCI Attributable to Parent [Member] Old Glory Holding Co [Member]
Balance at Dec. 31, 2023			$ 2,000				$ (17,898,000)		$ 10,216,000	$ 2,000	$ 28,103,000		$ 7,000
Balance, shares at Dec. 31, 2023			19,937,000							19,138,599
Net income (loss)							(14,486,000)		(14,486,000)
Issuance of Reg A Class B shares									939,000		939,000
Issuance of Reg A Class B shares, shares			134,355
Other comprehensive loss									(18,000)				(18,000)
Stock compensation expense									687,000		687,000
Exercise of warrant options									386,000		386,000
Exercise of warrant options, shares			386,000
Issuance of Reg D Class A shares and coverage warrants									$ 12,542,000		10,719,000	1,823,000
Issuance of Reg D Class A shares and coverage warrants, shares										2,090,324
Exercise of stock options, shares
Balance at Dec. 31, 2024	$ 575	[1]	$ 2,000	$ 24,425		$ (5,112)	(32,384,000)	$ 19,888	$ 10,266,000	$ 2,000	40,834,000	1,823,000	(11,000)
Balance, shares at Dec. 31, 2024	5,750,000		20,457,355							21,228,923
Balance at Dec. 08, 2024		[1]
Balance, shares at Dec. 08, 2024
Net income (loss)		[1]				(5,112)		(5,112)
Issuance of Reg A Class B shares	$ 575	[1]		24,425				25,000
Issuance of Reg A Class B shares, shares	5,750,000
Balance at Dec. 31, 2024	$ 575	[1]	$ 2,000	24,425		(5,112)	(32,384,000)	19,888	10,266,000	$ 2,000	40,834,000	1,823,000	(11,000)
Balance, shares at Dec. 31, 2024	5,750,000		20,457,355							21,228,923
Proceeds from sale of DAAQ Private Placement Warrants, less issuance costs		[1]		5,432,215				5,432,215
Proceeds from sale of DAAQ Public Warrants, less issuance costs		[1]		468,608				468,608
Accretion of Class A ordinary shares subject to possible redemption to redemption value		[1]		(5,925,248)		(10,081,244)		(16,006,492)
Net income (loss)		[1]				4,244,525	(14,842,000)	4,244,525	(14,842,000)
Issuance of Reg A Class B shares									7,780,000		7,780,000
Issuance of Reg A Class B shares, shares			1,111,414
Other comprehensive loss									(540,000)				(540,000)
Stock compensation expense									1,099,000		1,099,000
Issuance of Reg D Class A shares and coverage warrants									3,120,000		2,096,000	1,024,000
Issuance of Reg D Class A shares and coverage warrants, shares										445,739
Exercise of stock options									$ 10,000		10,000
Exercise of stock options, shares			10,417						10,417
Issuance of restricted stock
Issuance of restricted stock, shares			8,000
Issuance of Reg D Class B shares									2,880,000		2,880,000
Issuance of Reg D Class B shares, shares			680,880
Balance at Dec. 31, 2025	$ 575	[1]	$ 2,000			$ (5,841,831)	$ (47,226,000)	$ (5,841,256)	$ 9,774,000	$ 2,000	$ 54,700,000	$ 2,847,000	$ (551,000)
Balance, shares at Dec. 31, 2025	5,750,000		22,268,066							21,674,662

[1]	Upon the issuance of Class B Ordinary Shares and at January 1, 2025, included up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.